Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Offering costs (in Dollars)						$ 15,827,645
Warrants offering cost (in Dollars)	$ (729,167)	$ (291,666)	$ 145,833	$ 291,667	$ 1,895,834	$ (7,138,542)
Effective tax rate					(80.17%)	7.16%
Statutory tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Insured limit amount (in Dollars)	$ 250,000		$ 250,000		$ 250,000
Effective tax rate	(2.62%)	(6.87%)	1.97%	(27.24%)	(80.20%)	7.10%
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants offering cost (in Dollars)			$ 481,824		$ 481,824
Class A common stock subject to possible redemption [Member]
Summary of Significant Accounting Policies [Line Items]
Shares subject to subject to possible redemption (in Shares)	577,937		577,937		577,937	28,750,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares subject to subject to possible redemption (in Shares)	577,937		577,937		577,937	28,750,000
Purchase to share (in Shares)					14,583,333
Warrants exercisable (in Shares)	14,583,333		14,583,333
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Offering costs (in Dollars)			$ 15,827,645		$ 15,827,645